Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Transamerica Janus Balanced VP
Transamerica Small/Mid Cap Value VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses
and Statement of Additional Information
* * *
Transamerica Janus Balanced VP
Effective as of August 1, 2022, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information concerning the portfolio.
The portfolio will change its management fee schedule as described immediately below. The portfolio will also change its sub‑advisory fee schedule as described below.
TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $250 million	0.735%
Over $250 million up to $500 million	0.705%
Over $500 million up to $1 billion	0.65%
In excess of $1 billion	0.63%
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.68%	0.68%
Distribution and service (12b‑1) fees	None	0.25%
Other expenses	0.03%	0.03%
Total annual fund operating expenses	0.71%	0.96%
[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2022.
The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$73	$227	$395	$883
Service Class	$98	$306	$531	$1,178
* * *
Transamerica Small/Mid Cap Value VP
Effective as of August 1, 2022, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information concerning the portfolio.
The portfolio will change its management fee schedule as described below.
TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $100 million	0.79%
Over $100 million up to $350 million	0.78%
Over $350 million up to $500 million	0.77%
Over $500 million up to $750 million	0.75%
Over $750 million up to $1 billion	0.745%
Over $1 billion up to $1.5 billion	0.69%
Over $1.5 billion up to $2 billion	0.68%
In excess of $2 billion	0.67%
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.77%	0.77%
Distribution and service (12b‑1) fees	None	0.25%
Other expenses	0.04%	0.04%
Total annual fund operating expenses	0.81%	1.06%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2022.
The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$83	$259	$450	$1,002
Service Class	$108	$337	$585	$1,294
* * *
Investors Should Retain this Supplement for Future Reference
June 28, 2022

Transamerica Janus Balanced VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Transamerica Janus Balanced VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses
and Statement of Additional Information
* * *
Transamerica Janus Balanced VP
Effective as of August 1, 2022, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information concerning the portfolio.
The portfolio will change its management fee schedule as described immediately below. The portfolio will also change its sub‑advisory fee schedule as described below.
TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $250 million	0.735%
Over $250 million up to $500 million	0.705%
Over $500 million up to $1 billion	0.65%
In excess of $1 billion	0.63%
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.68%	0.68%
Distribution and service (12b‑1) fees	None	0.25%
Other expenses	0.03%	0.03%
Total annual fund operating expenses	0.71%	0.96%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2022.
The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$73	$227	$395	$883
Service Class	$98	$306	$531	$1,178
* * *
Investors Should Retain this Supplement for Future Reference
June 28, 2022

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective August 1, 2022.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Transamerica Janus Balanced VP | Initial
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
1 year	rr_ExpenseExampleYear01	$ 73
3 years	rr_ExpenseExampleYear03	227
5 years	rr_ExpenseExampleYear05	395
10 years	rr_ExpenseExampleYear10	$ 883
Transamerica Janus Balanced VP | Service
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
1 year	rr_ExpenseExampleYear01	$ 98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	$ 1,178
Transamerica Small/Mid Cap Value VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Transamerica Small/Mid Cap Value VP
Supplement to the Currently Effective Prospectus, Summary Prospectuses
and Statement of Additional Information
* * *
Transamerica Small/Mid Cap Value VP
Effective as of August 1, 2022, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information concerning the portfolio.
The portfolio will change its management fee schedule as described below.
TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $100 million	0.79%
Over $100 million up to $350 million	0.78%
Over $350 million up to $500 million	0.77%
Over $500 million up to $750 million	0.75%
Over $750 million up to $1 billion	0.745%
Over $1 billion up to $1.5 billion	0.69%
Over $1.5 billion up to $2 billion	0.68%
In excess of $2 billion	0.67%
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.77%	0.77%
Distribution and service (12b‑1) fees	None	0.25%
Other expenses	0.04%	0.04%
Total annual fund operating expenses	0.81%	1.06%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2022.
The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$83	$259	$450	$1,002
Service Class	$108	$337	$585	$1,294
* * *
Investors Should Retain this Supplement for Future Reference
June 28, 2022

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective August 1, 2022.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Transamerica Small/Mid Cap Value VP | Initial
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
1 year	rr_ExpenseExampleYear01	$ 83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	$ 1,002
Transamerica Small/Mid Cap Value VP | Service
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
1 year	rr_ExpenseExampleYear01	$ 108
3 years	rr_ExpenseExampleYear03	337
5 years	rr_ExpenseExampleYear05	585
10 years	rr_ExpenseExampleYear10	$ 1,294

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2022.